UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square
         41st Floor
         Boston, MA  02109

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $296,428 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105     6673   364844 SH       Sole                   364844
APPLE INC                      COM              037833100    45421   135314 SH       Sole                   135314
BAIDU INC                      SPON ADR REP A   056752108    12534    89443 SH       Sole                    89443
BROADSOFT INC                  COM              11133B409    12786   335336 SH       Sole                   335336
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    11005   193576 SH       Sole                   193576
CIRRUS LOGIC INC               COM              172755100     3821   240327 SH       Sole                   240327
DELL INC                       COM              24702R101    18060  1083391 SH       Sole                  1083391
EBAY INC                       COM              278642103     5920   183456 SH       Sole                   183456
F5 NETWORKS INC                COM              315616102     2950    26760 SH       Sole                    26760
INCONTACT INC                  COM              45336E109     4536   954914 SH       Sole                   954914
INTERACTIVE INTELLIGENCE INC   COM              45839M103    11615   331378 SH       Sole                   331378
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     9271   811145 SH       Sole                   811145
KEYNOTE SYS INC                COM              493308100     7613   351958 SH       Sole                   351958
MICROSOFT CORP                 COM              594918104     5902   227008 SH       Sole                   227008
MICROSTRATEGY INC              CL A NEW         594972408    20046   123222 SH       Sole                   123222
NETFLIX INC                    COM              64110L106     2936    11175 SH       Sole                    11175
OCZ TECHNOLOGY GROUP INC       COM              67086E303     3948   493510 SH       Sole                   493510
OPNET TECHNOLOGIES INC         COM              683757108    18624   454912 SH       Sole                   454912
ORACLE CORP                    COM              68389X105    14835   450784 SH       Sole                   450784
PEGASYSTEMS INC                COM              705573103     6883   147855 SH       Sole                   147855
PRICELINE COM INC              COM NEW          741503403     3616     7064 SH       Sole                     7064
RACKSPACE HOSTING INC          COM              750086100     7096   166027 SH       Sole                   166027
RADWARE LTD                    ORD              M81873107    10391   298263 SH       Sole                   298263
SEMTECH CORP                   COM              816850101     7522   275114 SH       Sole                   275114
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     9101   241727 SH       Sole                   241727
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108     3500   326468 SH       Sole                   326468
SINA CORP                      ORD              G81477104    22212   213373 SH       Sole                   213373
TIBCO SOFTWARE INC             COM              88632Q103     4983   171700 SH       Sole                   171700
UNIVERSAL DISPLAY CORP         COM              91347P105     2228    63488 SH       Sole                    63488
VELTI PLC ST HELIER            SHS              G93285107      400    23683 SH       Sole                    23683